SECURTER SYSTEMS INC. - DISCONTINUANCE OF OPERATIONS (Details 1)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 USD ($)
Accounting, audit and legal	$ 0	$ 2,416	$ 0	$ 3,707
Advertising and promotion	0	118	0	477
Consulting fees	0	1,905	0	3,736
Development costs	0	18,831	0	36,355
Exchange rate loss	0	1,303	0	849
Interest and bank charges	0	72	0	206
General and adminstration expenses	0	0	0	170
Salaries	0	0	0	1,958
Expenses	0	24,645	0	47,458
Loss for the period from discontinued operations	$ 0	$ (24,645)	$ 0	$ (47,458)